Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Notes Receivable and Accounts Receivable, Net [Abstract]
Accounts receivable	$ 8,874,559	$ 6,843,251
Less: Allowance for doubtful accounts	(22,535)	(23,799)
Accounts receivable, net	$ 8,852,024	$ 6,819,452